Offerings	Dec. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"). Represents the aggregate principal amount of Lineage OP, LP's new 5.250% Senior Notes due 2030 to be offered in the exchange offer to which this registration statement relates. The 5.250% Senior Notes due 2030 are being issued by Lineage OP, LP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.250% Senior Notes due 2030
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees of the 5.250% Senior Notes due 2030. The guarantees are being issued by Lineage, Inc., Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Europe Finco B.V., Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd. (ACN 622 098 293).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2031
Amount Registered | shares	821,170,000
Maximum Aggregate Offering Price	$ 821,170,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,403.58
Rule 457(f)	true
Amount of Securities Received | shares	821,170,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 821,170,000.00
Fee Note MAOP	$ 821,170,000.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"). Represents the aggregate principal amount of Lineage Europe Finco B.V.'s new 4.125% Senior Notes due 2031 to be offered in the Exchange Offer. The 4.125% Senior Notes due 2031 are being issued by Lineage Europe Finco B.V. Amounts are based on the December 12, 2025 euro/U.S. dollar exchange rate of EUR1.00 = $1.1731.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.125% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3. Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees of the 4.125% Senior Notes due 2031. The guarantees are being issued by Lineage, Inc., Lineage OP, LP, Lineage Logistics Holdings, LLC, Lineage Logistics, LLC, Lineage Logistics Services, LLC, Lineage Logistics Canada Holdings, LLC, Lineage AUS RE Holdings, LLC, Columbia Colstor, Inc., Lineage Columbia Mezz, LLC, Lineage Logistics MTC, LLC, Lineage WA Columbia RE, LLC, Lineage Treasury Europe B.V., Boreas Logistics Holdings B.V., Lineage Logistics Canada Holdings Ltd. and Emergent Cold Midco Pty Ltd. (ACN 622 098 293).